INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

The following is a breakdown of the loss before the provision for income taxes:

	Year Ended December 31,
	2025	2024
Loss before provision for income taxes	$(6,961,918)	$(3,736,193)

The Company accounts for income taxes in accordance with ASC 740, which requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as an asset to the extent that management assesses that realization is “more likely than not.” Realization of the future tax benefits is dependent on the Company’s ability to generate sufficient taxable income within the carryforward period. Because of the Company’s recent history of operating losses, management believes that recognition of the deferred tax assets arising from the above-mentioned future tax benefits is currently not likely to be fully realized and, accordingly, has provided a valuation allowance as of December 31, 2025 and 2024.

The Company follows the asset and liability method of accounting for income taxes under FASB ASC 740,”Income Taxes”. Deferred tax assets are recognized for deductible temporary differences and operating loss carry forwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws on the date of enactment.

The Company’s deferred tax assets are as follows:

	Year Ended December 31,
	2025	2024
Deferred tax assets:
NOL Carryforward	$6,391,691	$6,391,691
AMT Credit	-	-
Total deferred tax assets	$6,391,691	6,391,691
Valuation allowance	(6,391,691)	(6,391,691)
Net deferred tax asset	$-	$-

Net operating losses and tax credit carryforwards as of December 31, 2025, are as follows:

Amount
Net operating losses, federal & state	$6,391,691

The net operating loss and tax credit carryforwards was last calculated upon the filing of the Company’s 2019 Federal tax returns. Subsequent returns have not been filed as of the date of this report due to ongoing liquidity constraints. The Company has only experienced additional operating losses in the fiscal periods since 2019.

Utilization of U.S. net operating losses and tax credit carryforwards may be limited by “ownership change” rules, as defined in Section 382 of the Internal Revenue Code. Similar rules may apply under state tax laws. The Company has not conducted a study to date to assess whether a limitation would apply under Section 382 of the Internal Revenue Code as and when it starts utilizing its net operating losses and tax credits. The Company will continue to monitor activities in the future. In the event the Company previously experienced an ownership change, or should experience an ownership change in the future, the amount of net operating losses and research and development credit carryovers available in any taxable year could be limited and may expire unutilized.

The Company establishes reserves for uncertain tax positions based on the largest amount that is more-likely-than-not to be sustained. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. It is the Company’s policy to recognize interest and penalties related to income tax matters in income tax expense. As of December 31, 2025, and 2024, respectively, the Company has no accrued interest or penalties related to uncertain tax positions.

FASB ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2025 or 2024. The Company is not currently aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

FIRST CHOICE HEALTHCARE SOLUTIONS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025